Employee Benefits - Summary of Plan Investment Assets Measured at Fair Value (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Level 3 [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value			$ 7	$ 7
Level 3 [Member] | Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	148	103
Level 3 [Member] | Private Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	25
Level 3 [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	2	4	3	6
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	3,187	2,831	2,321
Pension Plans [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	1,127	1,010
Pension Plans [Member] | Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	78	62
Pension Plans [Member] | Level 1 [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	347	217
Pension Plans [Member] | Level 1 [Member] | Domestic Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	196	217
Pension Plans [Member] | Level 1 [Member] | Mid Small Cap Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	146	148
Pension Plans [Member] | Level 1 [Member] | International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	197	229
Pension Plans [Member] | Level 1 [Member] | Real Estate Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	163	137
Pension Plans [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	1,885	1,714
Pension Plans [Member] | Level 2 [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	496	343
Pension Plans [Member] | Level 2 [Member] | Collective Investment Funds Domestic Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	539	538
Pension Plans [Member] | Level 2 [Member] | Collective Investment Fund Mid-Small Cap Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	54	58
Pension Plans [Member] | Level 2 [Member] | Collective Investment Fund Emerging Markets Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	75	58
Pension Plans [Member] | Level 2 [Member] | Collective Investment Funds International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	421	472
Pension Plans [Member] | Level 2 [Member] | Debt Securities Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	219	177
Pension Plans [Member] | Level 2 [Member] | Emerging Markets Equity Mutual Fund Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	81	75
Pension Plans [Member] | Level 2 [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value		(7)
Pension Plans [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	175	107
Pension Plans [Member] | Level 3 [Member] | Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	148	103
Pension Plans [Member] | Level 3 [Member] | Private Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	25
Pension Plans [Member] | Level 3 [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	2	4
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	85	92	105
Postretirement Welfare Plan [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	85	92
Postretirement Welfare Plan [Member] | Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	$ 85	$ 92